TRAVELERS ACCESS ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Access Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses section is revised as follows:

---------------------------------------------- --------------------- --------------------- ------------------- -------------------
                                                                                                                  TOTAL ANNUAL
                                                                                                                   OPERATING
                                                  MANAGEMENT FEE     DISTRIBUTION AND/OR     OTHER EXPENSES         EXPENSES
                                                  (AFTER EXPENSE         SERVICE FEES        (AFTER EXPENSE      (AFTER EXPENSE
FUNDING OPTION                                    REIMBURSEMENT)         (12b-1 FEES)        REIMBURSEMENT)      REIMBURSEMENT)
---------------------------------------------- --------------------- --------------------- ------------------- -------------------
GREENWICH STREET SERIES FUND
---------------------------------------------- --------------------- --------------------- ------------------- -------------------
  Equity Index Portfolio - Class II Shares*           0.31%**                0.25%                0.03%              0.59%(8)
---------------------------------------------- --------------------- --------------------- ------------------- -------------------

** The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street
Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(8) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Example is revised as follows:

EXAMPLE

                                        IF CONTRACT IS SURRENDERED, ANNUITIZED,
                                         OR IF NO WITHDRAWALS ARE MADE AT THE
                                                 END OF PERIOD SHOWN:
                                       -----------------------------------------
 FUNDING OPTION                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                      -------- ---------- ---------- ----------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -
    Class II Shares .................    20        63         108        233

The following paragraph is deleted from the Death Benefit section:

We must be notified of the ANNUITANT's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the CONTRACT VALUE on the DEATH REPORT DATE, less any applicable premium tax.

L-12985                                                            July 15, 2002

                                                 TRAVELERS ACCESS SELECT ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Access Select Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

-------------------------------------------- --------------------- --------------------- ------------------- -------------------
                                                                                                                TOTAL ANNUAL
                                                                                                                 OPERATING
                                                MANAGEMENT FEE     DISTRIBUTION AND/OR     OTHER EXPENSES         EXPENSES
                                                (AFTER EXPENSE         SERVICE FEES        (AFTER EXPENSE      (AFTER EXPENSE
FUNDING OPTION                                  REIMBURSEMENT)         (12b-1 FEES)        REIMBURSEMENT)      REIMBURSEMENT)
-------------------------------------------- --------------------- --------------------- ------------------- -------------------
GREENWICH STREET SERIES FUND
-------------------------------------------- --------------------- --------------------- ------------------- -------------------
  Equity Index Portfolio - Class II Shares*         0.31%**                0.25%                0.03%              0.59%(6)
-------------------------------------------- --------------------- --------------------- ------------------- -------------------

** The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street
Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(6) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.


The Example is revised as follows:

EXAMPLE

                                        IF CONTRACT IS SURRENDERED, ANNUITIZED,
                                         OR IF NO WITHDRAWALS ARE MADE AT THE
                                                 END OF PERIOD SHOWN:
                                       -----------------------------------------
 FUNDING OPTION                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                      -------- ---------- ---------- ----------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -
    Class II Shares ..................   20        63         108        233


The following paragraph is deleted from the Death Benefit section:

We must be notified of the ANNUITANT's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the CONTRACT VALUE on the DEATH REPORT DATE, less any applicable premium tax.

L-12986                                                            July 15, 2002